Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with the rules adopted by the SEC pursuant to the Dodd-Frank Act, we have provided the following disclosures regarding “compensation actually paid” to our principal executive officer (“
PEO
”) and NEOs other than the PEO and certain financial measures of the Company for the fiscal years listed below. The Compensation Committee did not specifically consider the pay versus performance information presented in this section in making its pay decisions for any of the years shown. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Compensation Committee aligns executive compensation with the Company’s performance, refer to the section titled “– Compensation Discussion and Analysis.”

FISCAL YEAR (A)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1) (B)	COMPENSATION ACTUALLY PAID TO PEO (2) (C)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (3) (D)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (4) (E)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($M) (7) (H)	NET REVENUE ($M) (8) (I)
					TOTAL SHAREHOLDER RETURN (5) (F)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)(7) (G)
2025	$3,616,512	$1,919,592	$1,114,192	$947,628	$183.30	$87.84	$66.28	$759.4
2024	$5,999,349	$20,174,397	$1,671,914	$4,386,504	$215.74	$94.47	$53.39	$606.3
2023	$3,155,173	$2,564,064	$1,506,020	$1,513,756	$90.64	$98.46	$25.57	$471.9
2022	$2,161,185	$1,164,975	$1,238,608	$1,191,558	$89.43	$107.76	$1.23	$362.1
(1)	During all years presented, Mr. Diez-Canseco, our President and Chief Executive Officer, was our PEO.

(2)
The dollar amounts shown represent compensation actually paid to Mr. Diez-Canseco, as determined in accordance with SEC rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned or realized by him for the applicable year. The following table sets forth the adjustments included in the compensation actually paid calculation, per SEC rules, for Mr. Diez-Canseco:

FISCAL YEAR		2022	2023	2024	2025
Summary Compensation Table Total		$2,161,185	$3,155,173	$5,999,349	$3,616,512
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($800,003)	($1,400,004)	($1,400,004)	($2,149,943)
+	Fair Value at Fiscal Year-End of Outstanding of Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,169,121	$10,675,031	$1,445,554	$3,243,345
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($651,470)	$3,537,411	$4,997	($1,822,368)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($713,859)	$3,962,586	($641,655)	($967,954)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid		$1,164,975	$2,564,064	$20,174,397	$1,919,592

(3)	Our non-PEO NEOs for each year are presented below:

2022	2023	2024	2025
Bo Meissner (our former Chief Financial Officer) and Mr. Pappas	Mr. Wrede and Jason Dale (our former Chief Operating Officer)	Mr. Wrede, Ms. Bal, Ms. Coon and Ms. McKeon	Mr. Wrede, Mr. Pappas, Ms. Bal and Mr. Holland
(4)
The dollar amounts shown represent average compensation actually paid to our non-PEO
NEOs, as determined in accordance with SEC rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned or realized by them for the applicable year. The following table sets forth the adjustments included in the compensation actually paid calculation, per SEC rules, for our non-PEO
NEOs:

FISCAL YEAR		2022	2023	2024	2025
Summary Compensation Table Total		$1,238,608	$1,506,020	$1,671,914	$1,114,192
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($612,498)	($675,002)	($857,484)	($503,108)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$740,161	$769,782	$2,288,427	$758,958
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($63,214)	$1,636	$1,006,962	($277,590)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($111,499)	($88,681)	$276,685	($144,824)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Average Compensation Actually Paid		$1,191,558	$1,513,756	$4,386,504	$947,628
(5)
Represents the total shareholder return (“
TSR
”) of a $100 investment in our stock on December 26, 2021 (the first day of our fiscal year 2022), valued again as of the last day of each applicable fiscal year, assuming reinvestment of gross dividends.

(6)
The peer group used for this column is the Nasdaq US Smart Food & Beverage Index, which is the peer group presented in the Comparative Stock Performance Graph in Part II, Item 5 of our Annual Report. Represents the TSR of the Nasdaq US Smart Food & Beverage Index based on a $100 investment on December 26, 2021 (the first day of our fiscal year 2022), valued again as of the last day of each applicable fiscal year, assuming reinvestment of gross dividends.

Company Selected Measure Name	NET REVENUE
Named Executive Officers, Footnote
(3)	Our non-PEO NEOs for each year are presented below:

2022	2023	2024	2025
Bo Meissner (our former Chief Financial Officer) and Mr. Pappas	Mr. Wrede and Jason Dale (our former Chief Operating Officer)	Mr. Wrede, Ms. Bal, Ms. Coon and Ms. McKeon	Mr. Wrede, Mr. Pappas, Ms. Bal and Mr. Holland

Peer Group Issuers, Footnote
(5)
Represents the total shareholder return (“
TSR
”) of a $100 investment in our stock on December 26, 2021 (the first day of our fiscal year 2022), valued again as of the last day of each applicable fiscal year, assuming reinvestment of gross dividends.

(6)
The peer group used for this column is the Nasdaq US Smart Food & Beverage Index, which is the peer group presented in the Comparative Stock Performance Graph in Part II, Item 5 of our Annual Report. Represents the TSR of the Nasdaq US Smart Food & Beverage Index based on a $100 investment on December 26, 2021 (the first day of our fiscal year 2022), valued again as of the last day of each applicable fiscal year, assuming reinvestment of gross dividends.

PEO Total Compensation Amount	$ 3,616,512	$ 5,999,349	$ 3,155,173	$ 2,161,185
PEO Actually Paid Compensation Amount	$ 1,919,592	20,174,397	2,564,064	1,164,975
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown represent compensation actually paid to Mr. Diez-Canseco, as determined in accordance with SEC rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned or realized by him for the applicable year. The following table sets forth the adjustments included in the compensation actually paid calculation, per SEC rules, for Mr. Diez-Canseco:

FISCAL YEAR		2022	2023	2024	2025
Summary Compensation Table Total		$2,161,185	$3,155,173	$5,999,349	$3,616,512
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($800,003)	($1,400,004)	($1,400,004)	($2,149,943)
+	Fair Value at Fiscal Year-End of Outstanding of Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,169,121	$10,675,031	$1,445,554	$3,243,345
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($651,470)	$3,537,411	$4,997	($1,822,368)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($713,859)	$3,962,586	($641,655)	($967,954)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid		$1,164,975	$2,564,064	$20,174,397	$1,919,592

Non-PEO NEO Average Total Compensation Amount	$ 1,114,192	1,671,914	1,506,020	1,238,608
Non-PEO NEO Average Compensation Actually Paid Amount	$ 947,628	4,386,504	1,513,756	1,191,558
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts shown represent average compensation actually paid to our non-PEO
NEOs, as determined in accordance with SEC rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned or realized by them for the applicable year. The following table sets forth the adjustments included in the compensation actually paid calculation, per SEC rules, for our non-PEO
NEOs:

FISCAL YEAR		2022	2023	2024	2025
Summary Compensation Table Total		$1,238,608	$1,506,020	$1,671,914	$1,114,192
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($612,498)	($675,002)	($857,484)	($503,108)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$740,161	$769,782	$2,288,427	$758,958
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($63,214)	$1,636	$1,006,962	($277,590)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($111,499)	($88,681)	$276,685	($144,824)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Average Compensation Actually Paid		$1,191,558	$1,513,756	$4,386,504	$947,628

Compensation Actually Paid vs. Total Shareholder Return	(i) CAP vs. Company’s cumulative TSR and the cumulative TSR of the Nasdaq US Smart Food & Beverage Index
Compensation Actually Paid vs. Net Income	(ii) CAP vs. Net Income in millions
Compensation Actually Paid vs. Company Selected Measure	(iii) Cap vs. Net Revenue in millions
Total Shareholder Return Vs Peer Group	(i) CAP vs. Company’s cumulative TSR and the cumulative TSR of the Nasdaq US Smart Food & Beverage Index
Tabular List, Table
Financial Performance Measures
As described in more detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance
philosophy in that a significant portion of our NEOs’ compensation is based on the achievement of certain financial performance measures. The metrics that the Company uses for our annual incentive and long-term equity awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The following sets forth the financial performance measures the Company considers most important in linking PEO and NEO Compensation Actually Paid during our fiscal year 2025 to Company performance. The measures in this list are not ranked:

-	Net Revenue
-	Adjusted EBITDA
-	Adjusted EBITDA Margin
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference

Total Shareholder Return Amount	$ 183.3	215.74	90.64	89.43
Peer Group Total Shareholder Return Amount	87.84	94.47	98.46	107.76
Net Income (Loss)	$ 66,280,000	$ 53,390,000	$ 25,570,000	$ 1,230,000
Company Selected Measure Amount	759,400,000	606,300,000	471,900,000	362,100,000
PEO Name	Mr. Diez-Canseco
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,149,943)	$ (1,400,004)	$ (1,400,004)	$ (800,003)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,243,345	1,445,554	10,675,031	1,169,121
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,822,368)	4,997	3,537,411	(651,470)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(967,954)	(641,655)	3,962,586	(713,859)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(503,108)	(857,484)	(675,002)	(612,498)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	758,958	2,288,427	769,782	740,161
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(277,590)	1,006,962	1,636	(63,214)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(144,824)	276,685	(88,681)	(111,499)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0